Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		¥ 401,115	¥ 977,341
Additions		24,837	20,311
Disposals		(6,772)	(280,397)
Foreign currency translation difference		4,248	(8,686)
Amortization expense	$ (9,907)	(68,115)	(143,602)	¥ (183,964)
Impairment			(163,852)	(154,803)
Ending Balance	51,678	355,313	401,115	977,341
Purchased software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		50,629	73,445
Additions		18,744	11,073
Disposals		(6,772)	(5,973)
Foreign currency translation difference		364	(905)
Amortization expense		(15,711)	(27,011)
Ending Balance	6,873	47,254	50,629	73,445
Radio Spectrum License
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		77,141	91,568
Foreign currency translation difference		3,884	(7,781)
Amortization expense		(8,117)	(6,646)
Ending Balance	10,604	72,908	77,141	91,568
Network Use Right
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			15,834
Disposals			(15,086)
Amortization expense			(748)
Ending Balance				15,834
Contract Backlog
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		11,750	18,338
Amortization expense		(6,588)	(6,588)
Ending Balance	751	5,162	11,750	18,338
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		137,882	412,775
Disposals			(134,706)
Amortization expense		(24,921)	(52,992)
Impairment			(87,195)
Ending Balance	16,429	112,961	137,882	412,775
Licenses
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		4,268	12,557
Disposals			(4,000)
Amortization expense		(385)	(757)
Impairment			(3,532)
Ending Balance	565	3,883	4,268	12,557
Supplier Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		20,144	88,443
Disposals			(7,227)
Amortization expense		(3,074)	(19,304)
Impairment			(41,768)
Ending Balance	2,483	17,070	20,144	88,443
Trade Names
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		96,404	168,385
Disposals			(37,270)
Amortization expense		(5,813)	(12,217)
Impairment			(22,494)
Ending Balance	13,176	90,591	96,404	168,385
Platform Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		683	3,924
Amortization expense		(683)	(3,241)
Ending Balance			683	3,924
Non - Complete Agreement
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		154	8,903
Disposals			(4,297)
Amortization expense		(110)	(3,347)
Impairment			(1,105)
Ending Balance	6	44	154	8,903
Internal-use Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		2,060	40,006
Additions		6,093	9,238
Disposals			(41,660)
Amortization expense		(2,713)	(5,524)
Ending Balance	$ 791	¥ 5,440	2,060	40,006
Property management relationship
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			43,163
Disposals			(30,178)
Amortization expense			(5,227)
Impairment			¥ (7,758)
Ending Balance				¥ 43,163